Cover	Apr. 21, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 21, 2022
Entity File Number	001-40643
Entity Registrant Name	Outbrain Inc.
Entity Central Index Key	0001454938
Entity Tax Identification Number	20-5391629
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	111 West 19th Street
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10011
City Area Code	(646)
Local Phone Number	867-1049
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.001 per share
Trading Symbol	OB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false